Reconciliation of Changes in Fair Value of Financial Assets and Liabilities Classified As Level 3 in Fair Value Hierarchy (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balances as of July 31, 2012 and 2011 , January 31, 2012 and 2011 and February 1,2012 and 2011	$ 237,087	$ 2,335,849	$ 1,817,100	$ 2,305,770	$ 2,305,770	$ 0
Change in fair value	(157,765)	(176,140)	(1,839,763)	(690,095)	(1,032,704)	1,062,247
Additions			101,985	544,034	544,034	1,334,888
Reductions					0	(91,365)
Ending balances as of October 31, 2012 and 2011 and January 31,2012 and 2011	79,322	2,159,709	79,322	2,159,709	1,817,100	2,305,770
Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended October 31, 2012 and 2011 and January 31,2012 and 2011	$ 157,765	$ 176,140	$ 1,839,763	$ 690,095	$ 1,032,704	$ (1,062,247)